Trade receivables, other assets, prepaid expenses and Tax receivables - Schedule of receivables from financing activities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Dealer financing	€ 1,499	€ 30
Retail financing	1,438	1
Finance leases	5	0
Other	701	431
Receivables from financing activities	€ 3,643	€ 462